Segment reporting (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Total revenue	$ 19,846,921	$ 12,476,314	$ 10,893,164
Activated carbon
Segment Reporting Information [Line Items]
Total revenue	19,573,266	12,099,457	10,491,592
Biomass electricity
Segment Reporting Information [Line Items]
Total revenue	143,240	255,678	195,721
Technical service
Segment Reporting Information [Line Items]
Total revenue	$ 130,415	$ 121,179	$ 205,851